Goldman Sachs ActiveBeta_R Europe Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	106 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Goldman Sachs ActiveBeta® Europe Equity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.60%	4.71%	6.88%
MSCI Europe Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.78%	4.90%	6.82%
Goldman Sachs ActiveBeta_R Europe Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		1.63%	4.73%	6.86%
Performance Inception Date	Mar. 02, 2016
Goldman Sachs ActiveBeta_R Europe Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.13%	4.20%	5.73%
Goldman Sachs ActiveBeta_R Europe Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.41%	3.78%	5.10%